Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS Equity 500 Index Fund
DWS Equity 500 Index Fund (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Deutsche DWS Equity 500 Index Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2021, the Fund owned approximately 34% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.
	Shares	Value ($)

Common Stocks 98.1%
Communication Services 10.7%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	368,067	11,141,388
Lumen Technologies, Inc.	50,900	679,515
Verizon Communications, Inc.	213,054	12,389,090
		24,209,993
Entertainment 2.1%
Activision Blizzard, Inc.	39,913	3,711,909
Electronic Arts, Inc.	14,962	2,025,406
Live Nation Entertainment, Inc.*	7,423	628,357
Netflix, Inc.*	22,820	11,904,281
Take-Two Interactive Software, Inc.*	5,925	1,046,947
Walt Disney Co.*	93,534	17,258,894
		36,575,794
Interactive Media & Services 5.7%
Alphabet, Inc. “A”*	15,508	31,985,560
Alphabet, Inc. “C”*	14,864	30,748,116
Facebook, Inc. “A”*	124,002	36,522,309
Twitter, Inc.*	41,080	2,613,921
		101,869,906
Media 1.3%
Charter Communications, Inc. “A”*	7,320	4,516,586
Comcast Corp. “A”	235,802	12,759,246
Discovery, Inc. “A”* (a)	8,325	361,805
Discovery, Inc. “C”*	15,149	558,847
DISH Network Corp. “A”*	12,759	461,876
Fox Corp. “A”	17,059	616,001
Fox Corp. “B”	8,354	291,805
Interpublic Group of Companies, Inc.	20,462	597,490
News Corp. “A”	20,065	510,253
News Corp. “B”	6,287	147,493
Omnicom Group, Inc.	10,860	805,269
ViacomCBS, Inc. “B”	30,291	1,366,124
		22,992,795
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	30,118	3,773,484
Consumer Discretionary 12.2%
Auto Components 0.1%
Aptiv PLC*	13,939	1,922,188
BorgWarner, Inc.	11,981	555,439
		2,477,627

Automobiles 1.9%
Ford Motor Co.*	201,713	2,470,984
General Motors Co.	65,678	3,773,858
Tesla, Inc.*	39,588	26,442,013
		32,686,855
Distributors 0.1%
Genuine Parts Co.	7,413	856,869
LKQ Corp.*	14,342	607,097
Pool Corp.	2,063	712,230
		2,176,196
Hotels, Restaurants & Leisure 1.8%
Caesars Entertainment, Inc.*	10,684	934,316
Carnival Corp.*	41,271	1,095,332
Chipotle Mexican Grill, Inc.*	1,442	2,048,822
Darden Restaurants, Inc.	6,711	952,962
Domino's Pizza, Inc.	2,029	746,246
Hilton Worldwide Holdings, Inc.*	14,369	1,737,500
Las Vegas Sands Corp.	17,068	1,037,052
Marriott International, Inc. “A”*	13,765	2,038,734
McDonald's Corp.	38,488	8,626,700
MGM Resorts International	21,275	808,237
Norwegian Cruise Line Holdings Ltd.* (a)	18,769	517,837
Penn National Gaming, Inc.*	7,634	800,349
Royal Caribbean Cruises Ltd.	11,317	968,848
Starbucks Corp.	60,641	6,626,242
Wynn Resorts Ltd. (a)	5,393	676,120
Yum! Brands, Inc.	15,311	1,656,344
		31,271,641
Household Durables 0.4%
D.R. Horton, Inc.	17,240	1,536,429
Garmin Ltd.	7,672	1,011,553
Leggett & Platt, Inc.	6,728	307,133
Lennar Corp. “A”	14,041	1,421,371
Mohawk Industries, Inc.*	3,098	595,776
Newell Brands, Inc.	19,576	524,245
NVR, Inc.*	180	847,967
PulteGroup, Inc.	13,733	720,159
Whirlpool Corp.	3,240	713,934
		7,678,567
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.*	22,071	68,289,440
Booking Holdings, Inc.*	2,115	4,927,612
eBay, Inc.	33,030	2,022,757
Etsy, Inc.*	6,505	1,311,863
Expedia Group, Inc.	7,101	1,222,224
		77,773,896
Leisure Products 0.0%
Hasbro, Inc.	6,627	636,987
Multiline Retail 0.5%
Dollar General Corp.	12,638	2,560,712
Dollar Tree, Inc.*	12,127	1,388,056
Target Corp.	25,858	5,121,694
		9,070,462
Specialty Retail 2.3%
Advance Auto Parts, Inc.	3,283	602,398

AutoZone, Inc.*	1,157	1,624,775
Best Buy Co., Inc.	11,731	1,346,836
CarMax, Inc.*	8,252	1,094,710
Home Depot, Inc.	55,448	16,925,502
L Brands, Inc.*	12,229	756,486
Lowe's Companies, Inc.	37,591	7,149,056
O'Reilly Automotive, Inc.*	3,627	1,839,796
Ross Stores, Inc.	18,371	2,202,867
The Gap, Inc.*	10,800	321,624
TJX Companies, Inc.	62,006	4,101,697
Tractor Supply Co.	6,005	1,063,365
Ulta Beauty, Inc.*	2,906	898,448
		39,927,560
Textiles, Apparel & Luxury Goods 0.7%
Hanesbrands, Inc.	17,897	352,034
NIKE, Inc. “B”	65,678	8,727,949
PVH Corp.	3,645	385,277
Ralph Lauren Corp.	2,468	303,959
Tapestry, Inc.*	14,389	592,971
Under Armour, Inc. “A”*	9,089	201,412
Under Armour, Inc. “C”*	10,698	197,485
VF Corp.	16,479	1,317,002
		12,078,089
Consumer Staples 6.0%
Beverages 1.4%
Brown-Forman Corp. “B”	9,373	646,456
Coca-Cola Co.	199,897	10,536,571
Constellation Brands, Inc. “A”	8,737	1,992,036
Molson Coors Beverage Co. “B”	9,616	491,858
Monster Beverage Corp.*	19,027	1,733,169
PepsiCo, Inc.	71,024	10,046,345
		25,446,435
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	22,800	8,036,544
Kroger Co.	38,773	1,395,440
Sysco Corp.	26,300	2,070,862
Walgreens Boots Alliance, Inc.	37,100	2,036,790
Walmart, Inc.	71,351	9,691,607
		23,231,243
Food Products 1.0%
Archer-Daniels-Midland Co.	28,650	1,633,050
Campbell Soup Co.	10,514	528,539
Conagra Brands, Inc.	25,488	958,349
General Mills, Inc.	31,471	1,929,801
Hormel Foods Corp. (a)	14,609	698,018
J M Smucker Co.	5,509	697,054
Kellogg Co.	12,995	822,583
Kraft Heinz Co.	33,433	1,337,320
Lamb Weston Holdings, Inc.	7,637	591,715
McCormick & Co., Inc.	12,986	1,157,832
Mondelez International, Inc. "A"	72,930	4,268,593
The Hershey Co.	7,443	1,177,185
Tyson Foods, Inc. “A”	15,111	1,122,747
		16,922,786

Household Products 1.4%
Church & Dwight Co., Inc.	12,428	1,085,586
Clorox Co.	6,488	1,251,406
Colgate-Palmolive Co.	43,557	3,433,598
Kimberly-Clark Corp.	17,525	2,436,851
Procter & Gamble Co.	127,102	17,213,424
		25,420,865
Personal Products 0.2%
Estee Lauder Companies, Inc. “A”	11,878	3,454,716
Tobacco 0.7%
Altria Group, Inc.	95,998	4,911,258
Philip Morris International, Inc.	80,469	7,140,819
		12,052,077
Energy 2.8%
Energy Equipment & Services 0.3%
Baker Hughes Co.	38,171	824,876
Halliburton Co.	46,172	990,851
NOV, Inc.	19,464	267,046
Schlumberger NV	71,543	1,945,254
		4,028,027
Oil, Gas & Consumable Fuels 2.5%
APA Corp.	19,413	347,493
Cabot Oil & Gas Corp.	20,692	388,596
Chevron Corp.	99,401	10,416,231
ConocoPhillips	69,940	3,704,722
Devon Energy Corp.	30,402	664,284
Diamondback Energy, Inc.	8,827	648,696
EOG Resources, Inc.	30,079	2,181,630
Exxon Mobil Corp.	218,395	12,192,993
Hess Corp.	14,064	995,168
HollyFrontier Corp.	7,693	275,255
Kinder Morgan, Inc.	99,321	1,653,694
Marathon Oil Corp.	40,408	431,557
Marathon Petroleum Corp.	33,547	1,794,429
Occidental Petroleum Corp.	43,722	1,163,879
ONEOK, Inc.	23,236	1,177,136
Phillips 66	22,522	1,836,444
Pioneer Natural Resources Co.	10,713	1,701,439
Valero Energy Corp.	21,033	1,505,963
Williams Companies, Inc.	62,339	1,476,811
		44,556,420
Financials 11.1%
Banks 4.4%
Bank of America Corp.	392,176	15,173,289
Citigroup, Inc.	107,541	7,823,608
Citizens Financial Group, Inc.	21,862	965,207
Comerica, Inc.	7,070	507,202
Fifth Third Bancorp.	37,077	1,388,534
First Republic Bank	8,973	1,496,248
Huntington Bancshares, Inc.	52,208	820,710
JPMorgan Chase & Co.	157,261	23,939,842
KeyCorp.	50,135	1,001,697
M&T Bank Corp.	6,592	999,413

People's United Financial, Inc.	21,869	391,455
PNC Financial Services Group, Inc.	21,897	3,840,953
Regions Financial Corp.	49,280	1,018,125
SVB Financial Group*	2,783	1,373,856
Truist Financial Corp.	69,644	4,061,638
U.S. Bancorp.	70,160	3,880,549
Wells Fargo & Co.	212,721	8,311,009
Zions Bancorp. NA	8,256	453,750
		77,447,085
Capital Markets 2.8%
Ameriprise Financial, Inc.	5,944	1,381,683
Bank of New York Mellon Corp.	41,228	1,949,672
BlackRock, Inc.	7,325	5,522,757
Cboe Global Markets, Inc.	5,648	557,401
Charles Schwab Corp.	77,072	5,023,553
CME Group, Inc.	18,546	3,787,650
Franklin Resources., Inc.	13,961	413,246
Intercontinental Exchange, Inc.	28,973	3,235,705
Invesco Ltd.	19,569	493,530
MarketAxess Holdings, Inc.	1,957	974,429
Moody's Corp.	8,326	2,486,227
Morgan Stanley	77,507	6,019,194
MSCI, Inc.	4,276	1,792,841
Nasdaq, Inc.	5,999	884,612
Northern Trust Corp.	10,878	1,143,387
Raymond James Financial, Inc.	6,268	768,206
S&P Global, Inc.	12,422	4,383,351
State Street Corp.	18,179	1,527,218
T. Rowe Price Group, Inc.	11,687	2,005,489
The Goldman Sachs Group, Inc.	17,769	5,810,463
		50,160,614
Consumer Finance 0.6%
American Express Co.	33,703	4,766,952
Capital One Financial Corp.	23,604	3,003,137
Discover Financial Services	15,811	1,501,887
Synchrony Financial	28,332	1,151,979
		10,423,955
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. “B”*	98,328	25,119,854
Insurance 1.9%
Aflac, Inc.	32,687	1,672,921
Allstate Corp.	15,680	1,801,632
American International Group, Inc.	44,481	2,055,467
Aon PLC "A"	11,593	2,667,665
Arthur J. Gallagher & Co.	9,920	1,237,718
Assurant, Inc.	3,092	438,353
Chubb Ltd.	23,114	3,651,319
Cincinnati Financial Corp.	7,845	808,741
Everest Re Group Ltd.	2,062	510,984
Globe Life, Inc.	4,728	456,867
Hartford Financial Services Group, Inc.	18,393	1,228,468
Lincoln National Corp.	9,443	588,016
Loews Corp.	11,436	586,438
Marsh & McLennan Companies, Inc.	26,204	3,191,647
MetLife, Inc.	38,560	2,344,062
Principal Financial Group, Inc.	13,257	794,890

Progressive Corp.	30,249	2,892,107
Prudential Financial, Inc.	20,617	1,878,209
The Travelers Companies, Inc.	13,059	1,964,074
Unum Group	10,152	282,530
W.R. Berkley Corp.	7,270	547,794
Willis Towers Watson PLC	6,658	1,523,883
		33,123,785
Health Care 12.8%
Biotechnology 1.8%
AbbVie, Inc.	91,178	9,867,283
Alexion Pharmaceuticals, Inc.*	11,298	1,727,577
Amgen, Inc.	29,841	7,424,739
Biogen, Inc.*	7,788	2,178,693
Gilead Sciences, Inc.	64,757	4,185,245
Incyte Corp.*	9,585	778,973
Regeneron Pharmaceuticals, Inc.*	5,414	2,561,580
Vertex Pharmaceuticals, Inc.*	13,431	2,886,188
		31,610,278
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	91,195	10,928,809
ABIOMED, Inc.*	2,371	755,709
Align Technology, Inc.*	3,704	2,005,827
Baxter International, Inc.	25,823	2,177,912
Becton, Dickinson & Co.	14,969	3,639,712
Boston Scientific Corp.*	72,652	2,808,000
Danaher Corp.	32,635	7,345,486
DENTSPLY SIRONA, Inc.	11,385	726,477
DexCom, Inc.*	4,956	1,781,137
Edwards Lifesciences Corp.*	32,162	2,690,030
Hologic, Inc.*	13,212	982,709
IDEXX Laboratories, Inc.*	4,397	2,151,496
Intuitive Surgical, Inc.*	6,069	4,484,627
Medtronic PLC	69,525	8,212,988
ResMed, Inc.	7,472	1,449,717
STERIS PLC	4,377	833,731
Stryker Corp.	16,880	4,111,630
Teleflex, Inc.	2,430	1,009,568
The Cooper Companies, Inc.	2,560	983,270
Varian Medical Systems, Inc.*	4,704	830,397
West Pharmaceutical Services, Inc.	3,790	1,067,946
Zimmer Biomet Holdings, Inc.	10,669	1,707,894
		62,685,072
Health Care Providers & Services 2.6%
AmerisourceBergen Corp.	7,675	906,187
Anthem, Inc.	12,658	4,543,589
Cardinal Health, Inc.	15,108	917,811
Centene Corp.*	29,905	1,911,229
Cigna Corp.	18,166	4,391,449
CVS Health Corp.	67,560	5,082,539
DaVita, Inc.*	3,564	384,092
HCA Healthcare, Inc.	13,606	2,562,554
Henry Schein, Inc.*	7,450	515,838
Humana, Inc.	6,675	2,798,494
Laboratory Corp. of America Holdings*	5,016	1,279,230
McKesson Corp.	8,106	1,580,994
Quest Diagnostics, Inc.	6,913	887,214

UnitedHealth Group, Inc.	48,755	18,140,273
Universal Health Services, Inc. “B”	4,020	536,228
		46,437,721
Health Care Technology 0.1%
Cerner Corp.	15,553	1,117,950
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	15,793	2,007,922
Bio-Rad Laboratories, Inc. “A”*	1,129	644,851
Illumina, Inc.*	7,541	2,896,196
IQVIA Holdings, Inc.*	9,898	1,911,700
Mettler-Toledo International, Inc.*	1,191	1,376,427
PerkinElmer, Inc.	5,833	748,315
Thermo Fisher Scientific, Inc.	20,342	9,283,682
Waters Corp.*	3,235	919,290
		19,788,383
Pharmaceuticals 3.6%
Bristol-Myers Squibb Co.	115,656	7,301,363
Catalent, Inc.*	8,617	907,456
Eli Lilly & Co.	41,010	7,661,488
Johnson & Johnson	135,644	22,293,092
Merck & Co., Inc.	130,611	10,068,802
Perrigo Co. PLC	6,448	260,951
Pfizer, Inc.	288,075	10,436,957
Viatris, Inc.*	63,222	883,211
Zoetis, Inc.	24,512	3,860,150
		63,673,470
Industrials 8.7%
Aerospace & Defense 1.6%
Boeing Co.	28,263	7,199,151
General Dynamics Corp.	12,008	2,180,173
Howmet Aerospace, Inc.	20,091	645,524
Huntington Ingalls Industries, Inc.	2,075	427,139
L3Harris Technologies, Inc.	10,586	2,145,570
Lockheed Martin Corp.	12,723	4,701,149
Northrop Grumman Corp.	8,006	2,591,062
Raytheon Technologies Corp.	78,464	6,062,913
Teledyne Technologies, Inc.*	1,891	782,212
Textron, Inc.	11,862	665,221
TransDigm Group, Inc.*	2,807	1,650,291
		29,050,405
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	6,721	641,385
Expeditors International of Washington, Inc.	8,858	953,918
FedEx Corp.	12,639	3,589,982
United Parcel Service, Inc. “B”	37,205	6,324,478
		11,509,763
Airlines 0.3%
Alaska Air Group, Inc.	6,375	441,214
American Airlines Group, Inc.	33,552	801,893
Delta Air Lines, Inc.	33,004	1,593,433
Southwest Airlines Co.	30,575	1,866,909
United Airlines Holdings, Inc.*	16,137	928,523
		5,631,972

Building Products 0.5%
A.O. Smith Corp.	7,011	474,014
Allegion PLC	4,783	600,840
Carrier Global Corp.	42,016	1,773,916
Fortune Brands Home & Security, Inc.	7,248	694,503
Johnson Controls International PLC	37,369	2,229,808
Masco Corp.	13,413	803,439
Trane Technologies PLC	12,190	2,018,176
		8,594,696
Commercial Services & Supplies 0.4%
Cintas Corp.	4,532	1,546,817
Copart, Inc.*	10,566	1,147,573
Republic Services, Inc.	10,951	1,087,982
Rollins, Inc.	11,419	393,042
Waste Management, Inc.	20,040	2,585,561
		6,760,975
Construction & Engineering 0.1%
Jacobs Engineering Group, Inc.	6,668	861,972
Quanta Services, Inc.	7,219	635,128
		1,497,100
Electrical Equipment 0.6%
AMETEK, Inc.	11,989	1,531,355
Eaton Corp. PLC	20,577	2,845,388
Emerson Electric Co.	30,847	2,783,016
Generac Holdings, Inc.*	3,244	1,062,248
Rockwell Automation, Inc.	5,982	1,587,862
		9,809,869
Industrial Conglomerates 1.2%
3M Co.	29,803	5,742,442
General Electric Co.	452,553	5,942,021
Honeywell International, Inc.	35,941	7,801,713
Roper Technologies, Inc.	5,412	2,182,876
		21,669,052
Machinery 1.8%
Caterpillar, Inc.	28,068	6,508,127
Cummins, Inc.	7,642	1,980,119
Deere & Co.	16,188	6,056,578
Dover Corp.	7,356	1,008,728
Fortive Corp.	17,627	1,245,171
IDEX Corp.	3,888	813,836
Illinois Tool Works, Inc.	14,874	3,294,889
Ingersoll Rand, Inc.*	19,145	942,125
Otis Worldwide Corp.	20,977	1,435,876
PACCAR, Inc.	17,875	1,660,945
Parker-Hannifin Corp.	6,643	2,095,402
Pentair PLC	8,579	534,643
Snap-on, Inc.	2,802	646,534
Stanley Black & Decker, Inc.	8,257	1,648,675
Westinghouse Air Brake Technologies Corp.	9,172	726,056
Xylem, Inc.	9,401	988,797
		31,586,501
Professional Services 0.3%
Equifax, Inc.	6,269	1,135,504
IHS Markit Ltd.	19,222	1,860,305
Nielsen Holdings PLC	18,411	463,037

Robert Half International, Inc.	5,862	457,646
Verisk Analytics, Inc.	8,365	1,478,012
		5,394,504
Road & Rail 1.0%
CSX Corp.	39,486	3,807,240
J.B. Hunt Transport Services, Inc.	4,343	729,928
Kansas City Southern	4,605	1,215,352
Norfolk Southern Corp.	12,923	3,470,084
Old Dominion Freight Line, Inc.	4,967	1,194,116
Union Pacific Corp.	34,581	7,621,998
		18,038,718
Trading Companies & Distributors 0.2%
Fastenal Co.	29,603	1,488,439
United Rentals, Inc.*	3,711	1,222,069
W.W. Grainger, Inc.	2,227	892,871
		3,603,379
Information Technology 26.2%
Communications Equipment 0.8%
Arista Networks, Inc.*	2,802	845,896
Cisco Systems, Inc.	217,328	11,238,031
F5 Networks, Inc.*	3,216	670,922
Juniper Networks, Inc.	16,902	428,128
Motorola Solutions, Inc.	8,745	1,644,497
		14,827,474
Electronic Equipment, Instruments & Components 0.7%
Amphenol Corp. "A"	30,752	2,028,710
CDW Corp.	7,167	1,187,930
Corning, Inc.	39,340	1,711,683
FLIR Systems, Inc.	6,752	381,286
IPG Photonics Corp.*	1,910	402,895
Keysight Technologies, Inc.*	9,508	1,363,447
TE Connectivity Ltd.	17,031	2,198,873
Trimble, Inc.*	13,067	1,016,482
Zebra Technologies Corp. “A”*	2,751	1,334,730
		11,626,036
IT Services 5.1%
Accenture PLC “A”	32,729	9,041,386
Akamai Technologies, Inc.*	8,505	866,659
Automatic Data Processing, Inc.	22,146	4,173,857
Broadridge Financial Solutions, Inc.	6,029	923,040
Cognizant Technology Solutions Corp. “A”	27,565	2,153,378
DXC Technology Co.	13,036	407,505
Fidelity National Information Services, Inc.	32,032	4,504,019
Fiserv, Inc.*	29,682	3,533,345
FleetCor Technologies, Inc.*	4,293	1,153,229
Gartner, Inc.*	4,596	839,000
Global Payments, Inc.	15,216	3,067,241
International Business Machines Corp.	46,002	6,130,226
Jack Henry & Associates, Inc.	3,918	594,439
Leidos Holdings, Inc.	6,863	660,770
MasterCard, Inc. "A"	45,213	16,098,089
Paychex, Inc.	16,473	1,614,683
PayPal Holdings, Inc.*	60,326	14,649,566
VeriSign, Inc.*	5,147	1,023,018

Visa, Inc. “A”	87,393	18,503,720
Western Union Co.	21,324	525,850
		90,463,020
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc.*	62,691	4,921,243
Analog Devices, Inc.	19,049	2,954,119
Applied Materials, Inc.	47,176	6,302,714
Broadcom, Inc.	21,044	9,757,261
Enphase Energy, Inc.*	6,752	1,094,904
Intel Corp.	209,532	13,410,048
KLA Corp.	7,970	2,633,288
Lam Research Corp.	7,344	4,371,443
Maxim Integrated Products, Inc.	13,709	1,252,591
Microchip Technology, Inc.	13,877	2,153,988
Micron Technology, Inc.*	57,493	5,071,458
Monolithic Power Systems, Inc.	2,228	786,952
NVIDIA Corp.	31,976	17,072,946
NXP Semiconductors NV	14,291	2,877,350
Qorvo, Inc.*	5,743	1,049,246
QUALCOMM, Inc.	58,704	7,783,563
Skyworks Solutions, Inc.	8,561	1,570,772
Teradyne, Inc.	8,705	1,059,224
Texas Instruments, Inc.	47,414	8,960,772
Xilinx, Inc.	12,631	1,564,981
		96,648,863
Software 8.1%
Adobe, Inc.*	24,676	11,730,230
ANSYS, Inc.*	4,421	1,501,195
Autodesk, Inc.*	11,348	3,145,098
Cadence Design Systems, Inc.*	14,379	1,969,779
Citrix Systems, Inc.	6,349	891,146
Fortinet, Inc.*	7,054	1,300,899
Intuit, Inc.	14,117	5,407,658
Microsoft Corp.	388,894	91,689,538
NortonLifeLock, Inc.	29,200	620,792
Oracle Corp.	95,656	6,712,182
Paycom Software, Inc.*	2,567	949,944
salesforce.com, Inc.*	47,268	10,014,671
ServiceNow, Inc.*	10,146	5,074,116
Synopsys, Inc.*	7,856	1,946,560
Tyler Technologies, Inc.*	2,104	893,211
		143,847,019
Technology Hardware, Storage & Peripherals 6.0%
Apple, Inc.	813,774	99,402,494
Hewlett Packard Enterprise Co.	66,082	1,040,131
HP, Inc.	64,805	2,057,559
NetApp, Inc.	11,641	845,951
Seagate Technology PLC	10,431	800,579
Western Digital Corp.	15,928	1,063,194
		105,209,908
Materials 2.6%
Chemicals 1.8%
Air Products & Chemicals, Inc.	11,413	3,210,933
Albemarle Corp.	6,066	886,303
Celanese Corp.	5,768	864,104

CF Industries Holdings, Inc.	11,144	505,715
Corteva, Inc.	38,432	1,791,700
Dow, Inc.	38,266	2,446,728
DuPont de Nemours, Inc.	27,684	2,139,420
Eastman Chemical Co.	6,942	764,453
Ecolab, Inc.	12,822	2,744,806
FMC Corp.	6,626	732,902
International Flavors & Fragrances, Inc.	12,837	1,792,174
Linde PLC*	26,929	7,543,890
LyondellBasell Industries NV “A”	13,105	1,363,575
PPG Industries, Inc.	12,169	1,828,514
The Mosaic Co.	17,754	561,204
The Sherwin-Williams Co.	4,149	3,062,003
		32,238,424
Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,252	1,092,087
Vulcan Materials Co.	6,734	1,136,362
		2,228,449
Containers & Packaging 0.3%
Amcor PLC	81,839	955,880
Avery Dennison Corp.	4,263	782,900
Ball Corp.	16,733	1,417,954
International Paper Co.	20,452	1,105,840
Packaging Corp. of America	4,836	650,345
Sealed Air Corp.	8,342	382,230
Westrock Co.	13,659	710,951
		6,006,100
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	74,977	2,468,992
Newmont Corp. (a)	41,426	2,496,745
Nucor Corp.	15,469	1,241,697
		6,207,434
Real Estate 2.4%
Equity Real Estate Investment Trusts (REITs) 2.3%
Alexandria Real Estate Equities, Inc.	6,659	1,094,074
American Tower Corp.	22,937	5,483,319
AvalonBay Communities, Inc.	7,198	1,328,103
Boston Properties, Inc.	7,295	738,692
Crown Castle International Corp.	22,268	3,832,991
Digital Realty Trust, Inc.	14,463	2,036,969
Duke Realty Corp.	19,109	801,240
Equinix, Inc.	4,600	3,126,114
Equity Residential	17,742	1,270,859
Essex Property Trust, Inc.	3,359	913,111
Extra Space Storage, Inc.	6,937	919,499
Federal Realty Investment Trust	3,536	358,727
Healthpeak Properties, Inc.	27,475	872,057
Host Hotels & Resorts, Inc.	36,503	615,076
Iron Mountain, Inc.	14,959	553,633
Kimco Realty Corp.	22,231	416,831
Mid-America Apartment Communities, Inc.	5,880	848,837
Prologis, Inc.	38,168	4,045,808
Public Storage	7,854	1,938,053
Realty Income Corp.	19,263	1,223,200
Regency Centers Corp.	8,112	460,032

SBA Communications Corp.	5,619	1,559,553
Simon Property Group, Inc.	16,929	1,926,012
UDR, Inc.	15,055	660,312
Ventas, Inc.	19,299	1,029,409
Vornado Realty Trust	8,421	382,229
Welltower, Inc.	21,521	1,541,549
Weyerhaeuser Co.	38,487	1,370,137
		41,346,426
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A”*	17,324	1,370,502
Utilities 2.6%
Electric Utilities 1.7%
Alliant Energy Corp.	12,606	682,741
American Electric Power Co., Inc.	25,557	2,164,678
Duke Energy Corp.	39,820	3,843,824
Edison International	19,823	1,161,628
Entergy Corp.	10,453	1,039,760
Evergy, Inc.	11,854	705,669
Eversource Energy	17,616	1,525,369
Exelon Corp.	50,201	2,195,792
FirstEnergy Corp.	28,288	981,311
NextEra Energy, Inc.	101,190	7,650,976
NRG Energy, Inc.	12,780	482,189
Pinnacle West Capital Corp.	5,822	473,620
PPL Corp.	40,166	1,158,387
Southern Co. (a)	54,443	3,384,177
Xcel Energy, Inc.	27,996	1,862,014
		29,312,135
Gas Utilities 0.0%
Atmos Energy Corp.	6,436	636,199
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	34,222	917,492
Multi-Utilities 0.8%
Ameren Corp.	12,937	1,052,554
CenterPoint Energy, Inc.	28,409	643,464
CMS Energy Corp.	14,982	917,198
Consolidated Edison, Inc.	17,591	1,315,807
Dominion Energy, Inc.	41,446	3,148,238
DTE Energy Co. (a)	9,859	1,312,627
NiSource, Inc.	19,694	474,823
Public Service Enterprise Group, Inc.	25,966	1,563,413
Sempra Energy	15,733	2,085,881
WEC Energy Group, Inc.	16,239	1,519,808
		14,033,813
Water Utilities 0.1%
American Water Works Co., Inc.	9,306	1,395,155
Total Common Stocks (Cost $464,494,361)		1,733,361,971

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 0.06% (b), 7/15/2021 (c) (Cost $2,659,535)	2,660,000	2,659,884
	Shares	Value ($)

Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e) (Cost $1,756,107)	1,756,107	1,756,107

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.04% (d) (Cost $30,259,917)	30,259,917	30,259,917

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $499,169,920)	100.0	1,768,037,879
Other Assets and Liabilities, Net	(0.0)	(566,873)
Net Assets	100.0	1,767,471,006
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (d) (e)
2,228,289	—	472,182 (f)	—	—	4,779	—	1,756,107	1,756,107
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 0.04% (d)
26,880,974	72,251,478	68,872,535	—	—	1,674	—	30,259,917	30,259,917
29,109,263	72,251,478	69,344,717	—	—	6,453	—	32,016,024	32,016,024
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $2,273,455, which is 0.1% of net assets.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At March 31, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $582,301.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.

At March 31, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	6/18/2021	169	33,124,025	33,524,530	400,505
Currency Abbreviation(s)

USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,733,361,971	$—	$—	$1,733,361,971
Government & Agency Obligations	—	2,659,884	—	2,659,884
Short-Term Investments (a)	32,016,024	—	—	32,016,024
Derivatives (b)
Futures Contracts	400,505	—	—	400,505
Total	$1,765,778,500	$2,659,884	$—	$1,768,438,384
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 400,505
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DE500-PH1
R-080548-1 (1/23)